Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026 (April to December)	$ 43,006
2027		$ 87,138
Total lease payments	43,006	88,128
Less interest	(5,217)	(12,038)
Present value of lease liabilities	$ 37,789	$ 76,090	$ 362,141